CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flow from operating activities:
Net cash provided by operating activities – continuing operations	$ 47,236	$ 17,775
Net cash provided by operating activities – discontinued operations	28,307	153,707
Net cash provided by operating activities	75,543	171,482
Cash flow from investing activities:
Net payments in loans	(136,753)	(102,975)
Change in other financing receivables	(55,707)	(114,942)
Purchase of property, equipment and leasehold improvements	(291)	(1,715)
Net cash (used in) investing activities	(192,751)	(219,632)
Cash flow from financing activities:
Net proceeds in borrowed funds from CeraVest loan investors	150,816	79,081
Proceeds from financing payables, related party	44,983	101,479
Repayment to financing payables, related party	(31,623)	(81,478)
Proceeds from bank borrowings	64,325	65,259
Repayments bank of borrowings	(51,641)	(123,176)
Repayment to affiliates	0	(14,439)
Net cash provided by financing activities – discontinued operations	3	39,023
Net cash provided by financing activities	176,863	65,749
Net cash provided by operating, investing and financing activities	59,655	17,599
Effect of exchange rate fluctuation on cash and cash equivalents	(1,672)	80
Net increase in cash and cash equivalents	57,983	17,679
Cash and cash equivalents, beginning of the period	61,957	26,027
Cash and cash equivalents, end of the period	119,940	43,706
Supplemental disclosure of cash flow information:
Interest paid	21,673	11,751
Income taxes paid	$ 1,765	$ 3,755